Distribution Date:	05/12/23	COMM 2013-CCRE10 Mortgage Trust
Determination Date:	05/08/23
Next Distribution Date:	06/12/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2013-CCRE10

Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Trustee	U.S. Bank Trust Company, National Association
Specially Serviced Loan Detail - Part 2	23		General Contact	(312) 332-7457
Modified Loan Detail	24		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	25	Controlling Class	Eightfold Real Estate Capital, L.P.
Historical Bond / Collateral Loss Reconciliation Detail	26	Representative
			-
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

PEZ	12626BAS3	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
A-1	12626BAA2	1.278000%	67,569,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12626BAB0	2.972000%	100,105,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12626BAC8	3.923000%	140,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	12626BAG9	5.626000%	40,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FX	12626BAJ3	3.760000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12626BAD6	4.210000%	278,534,000.00	211,033,640.22	211,033,640.22	740,376.35	0.00	0.00	211,774,016.57	0.00	0.00%	30.00%
A-SB	12626BAE4	3.795000%	81,070,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12626BAN4	4.517000%	99,776,000.00	99,776,000.00	13,056,403.93	375,573.49	0.00	0.00	13,431,977.42	86,719,596.07	68.22%	20.13%
B	12626BAQ7	4.820106%	59,362,000.00	59,362,000.00	0.00	238,442.60	0.00	0.00	238,442.60	59,362,000.00	46.46%	14.25%
C	12626BAU8	4.820106%	31,574,000.00	31,574,000.00	0.00	126,825.02	0.00	0.00	126,825.02	31,574,000.00	34.89%	11.13%
D	12626BAW4	4.820106%	45,469,000.00	45,469,000.00	0.00	182,637.83	0.00	0.00	182,637.83	45,469,000.00	18.22%	6.63%
E	12626BAY0	4.820106%	17,682,000.00	17,682,000.00	0.00	71,024.26	0.00	0.00	71,024.26	17,682,000.00	11.74%	4.88%
F	12626BBA1	4.820106%	15,155,000.00	15,155,000.00	0.00	60,873.92	0.00	0.00	60,873.92	15,155,000.00	6.19%	3.38%
G*	12626BBC7	4.820106%	34,101,899.00	16,879,269.73	0.00	66,414.33	0.00	0.00	66,414.33	16,879,269.73	0.00%	0.00%
V	12626BBE3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12626BBJ2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12626BBG8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,010,397,902.02	496,930,909.95	224,090,044.15	1,862,167.80	0.00	0.00	225,952,211.95	272,840,865.80

X-A	12626BAF1	0.511553%	807,054,000.00	310,809,640.22	0.00	132,496.28	0.00	0.00	132,496.28	86,719,596.07
X-B	12626BAL8	0.000000%	203,343,899.00	186,121,269.73	0.00	0.00	0.00	0.00	0.00	186,121,269.73
Notional SubTotal			1,010,397,899.00	496,930,909.95	0.00	132,496.28	0.00	0.00	132,496.28	272,840,865.80

Deal Distribution Total					224,090,044.15	1,994,664.08	0.00	0.00	226,084,708.23

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	12626BAS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-1	12626BAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12626BAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12626BAC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	12626BAG9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FX	12626BAJ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12626BAD6	757.65845541	757.65845541	2.65811840	0.00000000	0.00000000	0.00000000	0.00000000	760.31657381	0.00000000
A-SB	12626BAE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12626BAN4	1,000.00000000	130.85715934	3.76416663	0.00000000	0.00000000	0.00000000	0.00000000	134.62132597	869.14284066
B	12626BAQ7	1,000.00000000	0.00000000	4.01675483	0.00000000	0.00000000	0.00000000	0.00000000	4.01675483	1,000.00000000
C	12626BAU8	1,000.00000000	0.00000000	4.01675492	0.00000000	0.00000000	0.00000000	0.00000000	4.01675492	1,000.00000000
D	12626BAW4	1,000.00000000	0.00000000	4.01675493	0.00000000	0.00000000	0.00000000	0.00000000	4.01675493	1,000.00000000
E	12626BAY0	1,000.00000000	0.00000000	4.01675489	0.00000000	0.00000000	0.00000000	0.00000000	4.01675489	1,000.00000000
F	12626BBA1	1,000.00000000	0.00000000	4.01675487	0.00000000	0.00000000	0.00000000	0.00000000	4.01675487	1,000.00000000
G	12626BBC7	494.96568300	0.00000000	1.94752585	0.04063000	32.25242178	0.00000000	0.00000000	1.94752585	494.96568300
V	12626BBE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12626BBJ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12626BBG8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12626BAF1	385.11628741	0.00000000	0.16417276	0.00000000	0.00000000	0.00000000	0.00000000	0.16417276	107.45203675
X-B	12626BAL8	915.30294563	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	915.30294563

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
PEZ	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	04/01/23 - 04/30/23	30	0.00	740,376.35	0.00	740,376.35	0.00	0.00	0.00	740,376.35	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M	04/01/23 - 04/30/23	30	0.00	375,573.49	0.00	375,573.49	0.00	0.00	0.00	375,573.49	0.00
B	04/01/23 - 04/30/23	30	0.00	238,442.60	0.00	238,442.60	0.00	0.00	0.00	238,442.60	0.00
C	04/01/23 - 04/30/23	30	0.00	126,825.02	0.00	126,825.02	0.00	0.00	0.00	126,825.02	0.00
D	04/01/23 - 04/30/23	30	0.00	182,637.83	0.00	182,637.83	0.00	0.00	0.00	182,637.83	0.00
E	04/01/23 - 04/30/23	30	0.00	71,024.26	0.00	71,024.26	0.00	0.00	0.00	71,024.26	0.00
F	04/01/23 - 04/30/23	30	0.00	60,873.92	0.00	60,873.92	0.00	0.00	0.00	60,873.92	0.00
G	04/01/23 - 04/30/23	30	1,098,483.27	67,799.89	0.00	67,799.89	1,385.56	0.00	0.00	66,414.33	1,099,868.83
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	04/01/23 - 04/30/23	30	0.00	132,496.28	0.00	132,496.28	0.00	0.00	0.00	132,496.28	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,098,483.27	1,996,049.64	0.00	1,996,049.64	1,385.56	0.00	0.00	1,994,664.08	1,099,868.83

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
			Original
		Pass-Through	Exchangeable				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution Interest Distribution		Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
AM (Non-PEZ)	12626BAN4	4.517000%	99,776,000.00	99,776,000.00	13,056,403.93	375,573.49	0.00	0.00	13,431,977.42	86,719,596.07
AM (PEZ)	NA	N/A	99,776,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Non-PEZ)	12626BAQ7	4.820106%	59,362,000.00	59,362,000.00	0.00	238,442.60	0.00	0.00	238,442.60	59,362,000.00
B (PEZ)	NA	N/A	59,362,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Non-PEZ)	12626BAU8	4.820106%	31,574,000.00	31,574,000.00	0.00	126,825.02	0.00	0.00	126,825.02	31,574,000.00
C (PEZ)	NA	N/A	31,574,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			381,424,000.00	190,712,000.00	13,056,403.93	740,841.11	0.00	0.00	13,797,245.04	177,655,596.07

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	226,084,708.23
Benchmark: 1-Month LIBOR
Current Period 1 Month LIBOR %	4.901000
Next Period 1 Month LIBOR %	5.108000
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,027,716.55	Master Servicing Fee	22,279.39
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,656.44
Interest Adjustments	0.00	Trustee Fee	207.05
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	207.05
ARD Interest	0.00	Operating Advisor Fee	1,243.86
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	6,071.94
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,027,716.55	Total Fees	31,665.74

Principal		Expenses/Reimbursements
Scheduled Principal	197,251,366.01	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	26,838,678.14	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,385.56
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	224,090,044.15	Total Expenses/Reimbursements	1,385.56

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,994,664.08
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	224,090,044.15
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	226,084,708.23
Total Funds Collected	226,117,760.70	Total Funds Distributed	226,117,759.53

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	496,930,909.95	496,930,909.95	Beginning Certificate Balance	496,930,909.95
(-) Scheduled Principal Collections	197,251,366.01	197,251,366.01	(-) Principal Distributions	224,090,044.15
(-) Unscheduled Principal Collections	26,838,678.14	26,838,678.14	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	272,840,865.80	272,840,865.80	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	496,934,441.99	496,934,441.99	Ending Certificate Balance	272,840,865.80
Ending Actual Collateral Balance	272,840,865.83	272,840,865.83

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.82%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	101,931,519.95	37.36%	2	5.1894	NAP	Defeased	7	101,931,519.95	37.36%	2	5.1894	NAP
	9,999,999 or less	7	31,565,207.50	11.57%	3	5.3206	1.426835	1.39 or less	4	31,902,736.57	11.69%	3	5.2768	1.046271
10,000,000 to 24,999,999		3	47,451,667.73	17.39%	1	4.5066	2.273474	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 39,999,999		3	91,892,470.62	33.68%	2	4.7139	1.929200	1.45 to 1.54	1	5,223,184.76	1.91%	2	5.1200	1.482200
40,000,000 to 59,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.55 to 1.64	0	0.00	0.00%	0	0.0000	0.000000
	60,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.65 to 1.74	1	26,787,968.11	9.82%	2	5.4300	1.717900
	Totals	20	272,840,865.80	100.00%	2	4.9257	1.803151	1.75 to 1.84	1	6,244,981.30	2.29%	3	5.4100	1.801100
								1.85 to 1.99	1	36,064,286.96	13.22%	2	4.1035	1.976800
								2.00 or greater	5	64,686,188.15	23.71%	2	4.5240	2.481487
								Totals	20	272,840,865.80	100.00%	2	4.9257	1.803151
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	8	101,931,519.95	37.36%	2	5.1894	NAP
							Defeased	8	101,931,519.95	37.36%	2	5.1894	NAP
California	2	15,777,863.73	5.78%	2	5.1710	1.045000
							Lodging	2	31,673,804.00	11.61%	1	4.1757	2.885420
Colorado	1	5,741,236.12	2.10%	3	4.9400	1.189100
							Multi-Family	2	6,962,030.95	2.55%	2	5.1899	1.750643
Hawaii	1	36,064,286.96	13.22%	2	4.1035	1.976800
							Office	5	56,165,182.02	20.59%	3	4.9695	1.616795
Kentucky	1	4,777,770.10	1.75%	3	6.0600	0.531500
							Other	1	4,777,770.10	1.75%	3	6.0600	0.531500
Maryland	1	6,244,981.30	2.29%	3	5.4100	1.801100
							Retail	3	44,542,590.67	16.33%	2	4.3340	1.958825
Michigan	1	1,738,846.19	0.64%	3	5.4000	2.557000
							Self Storage	1	26,787,968.11	9.82%	2	5.4300	1.717900
New York	2	32,011,152.87	11.73%	2	5.3794	1.679441
							Totals	22	272,840,865.80	100.00%	2	4.9257	1.803151
North Carolina	2	13,089,662.67	4.80%	1	4.6514	2.295216

Texas	2	34,646,082.17	12.70%	3	4.8826	1.948064

Washington	1	20,817,463.74	7.63%	1	3.9700	3.173300

Totals	22	272,840,865.80	100.00%	2	4.9257	1.803151

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	101,931,519.95	37.36%	2	5.1894	NAP	Defeased	7	101,931,519.95	37.36%	2	5.1894	NAP
	4.2499% or less	2	56,881,750.70	20.85%	2	4.0546	2.414693	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	1	10,856,340.26	3.98%	1	4.5700	2.333400	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	10	103,171,254.89	37.81%	3	5.1828	1.623643	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	20	272,840,865.80	100.00%	2	4.9257	1.803151	49 months or greater	13	170,909,345.85	62.64%	2	4.7684	1.932003
								Totals	20	272,840,865.80	100.00%	2	4.9257	1.803151
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	101,931,519.95	37.36%	2	5.1894	NAP	Defeased	7	101,931,519.95	37.36%	2	5.1894	NAP
	60 months or less	13	170,909,345.85	62.64%	2	4.7684	1.932003	Interest Only	0	0.00	0.00%	0	0.0000	0.000000
61 months to 115 months		0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	13	170,909,345.85	62.64%	2	4.7684	1.932003
	Totals	20	272,840,865.80	100.00%	2	4.9257	1.803151	Totals	20	272,840,865.80	100.00%	2	4.9257	1.803151
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	101,931,519.95	37.36%	2	5.1894	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	12	144,121,377.74	52.82%	2	4.6454	1.971799
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	26,787,968.11	9.82%	2	5.4300	1.717900
	Totals	20	272,840,865.80	100.00%	2	4.9257	1.803151
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	407000195	OF	Los Angeles	CA	Actual/360	4.685%	390,416.67	100,000,000.00	0.00	N/A	05/06/23	--	100,000,000.00	0.00	05/06/23
4	407000197	OF	El Segundo	CA	Actual/360	4.580%	184,746.83	48,400,000.00	0.00	N/A	05/06/23	--	48,400,000.00	0.00	05/06/23
6	407000203	RT	Hilo	HI	Actual/360	4.104%	123,645.88	93,884.76	0.00	N/A	07/06/23	--	36,158,171.72	36,064,286.96	05/06/23
7	300710007	LO	Louisville	KY	Actual/360	4.950%	132,136.22	74,299.33	0.00	N/A	08/01/23	--	32,033,022.09	31,958,722.76	05/01/23
8	407000207	OF	Austin	TX	Actual/360	4.811%	116,708.71	68,738.28	0.00	N/A	08/06/23	--	29,108,953.83	29,040,215.55	05/06/23
9	300710009	RT	Newark	DE	Actual/360	5.263%	137,574.32	31,370,865.49	0.00	N/A	05/06/23	--	31,370,865.49	0.00	05/06/23
10	300710010	SS	Long Island City	NY	Actual/360	5.430%	121,481.66	58,807.91	0.00	N/A	07/06/23	--	26,846,776.02	26,787,968.11	05/06/23
12	300710012	IN	Salinas	CA	Actual/360	5.397%	94,430.46	45,913.23	0.00	N/A	06/06/23	--	20,994,265.89	20,948,352.66	05/06/23
13	656100115	LO	Tacoma	WA	Actual/360	3.970%	69,030.66	48,226.28	0.00	N/A	06/06/23	--	20,865,690.02	20,817,463.74	05/06/23
14	300710014	MF	Worcester	MA	Actual/360	5.567%	93,984.20	43,303.31	0.00	N/A	06/06/23	--	20,257,034.04	20,213,730.73	05/06/23
18	407000190	OF	Culver City	CA	Actual/360	5.171%	68,143.92	35,847.03	0.00	N/A	07/06/23	--	15,813,710.76	15,777,863.73	05/06/23
20	300710020	LO	Corolla	NC	Actual/360	4.570%	41,499.91	40,792.62	0.00	N/A	06/06/23	--	10,897,132.88	10,856,340.26	05/06/23
21	300710021	MF	Groveport	OH	Actual/360	5.050%	49,461.10	27,067.11	0.00	N/A	07/01/23	--	11,753,132.92	11,726,065.81	05/01/23
26	407000206	MH	Las Vegas	NV	Actual/360	5.096%	40,703.66	9,585,790.80	0.00	N/A	08/06/23	--	9,585,790.80	0.00	05/06/23
28	300710028	MF	Greensboro	NC	Actual/360	5.226%	42,081.86	23,648.08	0.00	N/A	06/06/23	--	9,661,960.25	9,638,312.17	05/06/23
30	407000193	MF	Dallas	TX	Actual/360	5.336%	39,058.93	8,783,867.35	0.00	N/A	05/06/23	--	8,783,867.35	0.00	05/06/23
35	407000199	OF	Atlanta	GA	Actual/360	5.266%	33,581.60	7,653,200.24	0.00	N/A	08/06/23	--	7,653,200.24	0.00	05/06/23
39	300710039	RT	Capitol Heights	MD	Actual/360	5.410%	28,216.06	13,664.50	0.00	N/A	08/06/23	--	6,258,645.80	6,244,981.30	05/06/23
42	300710042	OF	Greenwood Village	CO	Actual/360	4.940%	23,689.77	13,364.90	0.00	N/A	08/01/23	--	5,754,601.02	5,741,236.12	05/01/23
43	300710043	OF	Houston	TX	Actual/360	5.252%	24,589.83	12,526.58	0.00	N/A	08/06/23	--	5,618,393.20	5,605,866.62	05/06/23
44	407000205	MH	Davie	FL	Actual/360	5.096%	21,708.62	5,112,422.37	0.00	N/A	05/06/23	--	5,112,422.37	0.00	05/06/23
45	300710045	MF	New York	NY	Actual/360	5.120%	22,336.56	11,946.77	0.00	N/A	07/06/23	--	5,235,131.53	5,223,184.76	05/06/23
46	407000200	OF	Las Vegas	NV	Actual/360	5.682%	24,862.14	5,250,716.25	0.00	N/A	08/06/23	--	5,250,716.25	0.00	05/06/23
47	300710047	98	Louisville	KY	Actual/360	6.060%	24,205.11	15,321.31	0.00	N/A	08/06/23	--	4,793,091.41	4,777,770.10	05/06/23
50	300710050	LO	Chesapeake	VA	Actual/360	5.277%	19,465.61	4,426,098.15	0.00	N/A	07/06/23	--	4,426,098.15	0.00	05/06/23
51	656100123	MF	Biloxi	MS	Actual/360	4.810%	16,820.19	9,968.58	0.00	N/A	07/06/23	--	4,196,304.40	4,186,335.82	05/06/23
54	407000204	MH	Various	NY	Actual/360	5.463%	13,022.58	2,860,795.94	0.00	N/A	05/06/23	--	2,860,795.94	0.00	05/06/23
55	300710055	RT	Malden	MO	Actual/360	4.733%	12,856.87	0.00	0.00	N/A	06/06/23	--	3,260,000.00	3,260,000.00	05/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

Mortgage Loan Detail (Part 1)

											Original	Adjusted	Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
57	300710057	RT	Charlotte	NC	Actual/360	5.047%	9,414.67	5,157.17	0.00	N/A	07/06/23	--	2,238,479.58	2,233,322.41	05/06/23
59	300710059	MF	Warren	MI	Actual/360	5.400%	7,841.95	3,809.81	0.00	N/A	08/01/23	--	1,742,656.00	1,738,846.19	05/01/23
Totals							2,027,716.55	224,090,044.15	0.00				496,930,909.95	272,840,865.80
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	5,611,774.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	4,817,816.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	3,811,857.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	5,225,632.60	5,101,007.00	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	2,347,477.76	786,395.98	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,727,097.71	2,584,364.11	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	956,491.09	239,006.21	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	697,678.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	679,755.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	618,958.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,000,666.03	510,230.01	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	303,700.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,448,869.19	1,469,057.34	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
57	383,613.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	383,533.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	31,014,920.84	10,690,060.65				0.00	0.00	0.00	0.00	0.00	0.00
1 Defeasance Status							2 Event Flag
F - Full Defeasance			P - Partial Defeasance				ABC - Loan going into default
N - No Defeasance has Occurred			X - Defeasance not Allowable				XYZ - Loan approaching maturity

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
26	407000206	9,552,133.34	Payoff Prior to Maturity	0.00	0.00
35	407000199	7,636,167.32	Payoff Prior to Maturity	0.00	0.00
46	407000200	5,239,664.25	Payoff Prior to Maturity	0.00	0.00
50	300710050	4,410,713.23	Payoff Prior to Maturity	0.00	0.00
Totals		26,838,678.14		0.00	0.00
(1) Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4	26,838,678.14	4.925658%	4.858657%	2
04/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	12,385,670.80	4.896576%	4.819606%	2
03/10/23	1	1,746,187.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.941460%	4.866953%	3
02/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	42,598.36	1	10,569,735.85	4.924230%	4.849722%	4
01/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	25,072,899.10	4.935440%	4.860708%	5
12/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	8,130,312.52	4.934940%	4.858207%	16
11/14/22	1	8,156,421.59	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.945220%	4.865101%	17
10/13/22	0	0.00	0	0.00	1	8,181,113.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.945283%	4.865172%	18
09/12/22	0	0.00	1	8,206,981.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.945360%	4.865257%	19
08/12/22	0	0.00	1	8,231,425.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.945421%	4.868594%	20
07/12/22	1	8,255,749.10	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.945481%	4.868666%	21
06/10/22	1	8,281,263.14	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	38,659,545.11	4.945555%	4.868753%	22
(1) Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		272,840,866	272,840,866	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	272,840,866	272,840,866	0	0	0	0
Apr-23	496,930,910	496,930,910	0	0	0	0
Mar-23	555,078,370	553,332,182	1,746,188	0	0	0
Feb-23	573,431,423	573,431,423	0	0	0	0
Jan-23	585,013,575	585,013,575	0	0	0	0
Dec-22	617,151,803	617,151,803	0	0	0	0
Nov-22	626,424,002	618,267,581	8,156,422	0	0	0
Oct-22	627,494,845	619,313,732	0	0	8,181,113	0
Sep-22	628,627,578	620,420,596	0	8,206,981	0	0
Aug-22	629,689,002	621,457,577	0	8,231,425	0	0
Jul-22	630,745,893	622,490,144	8,255,749	0	0	0
Jun-22	631,865,179	623,583,916	8,281,263	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
13	656100115	0.00	3.97000%	0.00	3.97000%		04/06/21	04/06/20	05/06/21
13	656100115	22,362,269.49	3.97000%	21,933,009.88 3.97000%		2	04/08/21	04/06/20	05/06/21
48	300710048	4,863,377.66	4.79250%	4,863,377.66 4.79250%		10	07/22/20	06/06/20	09/08/20
Totals		27,225,647.15		26,796,387.54
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
15	407000163 10/15/18	17,139,014.39	6,890,000.00	6,960,935.48	6,960,935.48	6,960,935.48	0.00	17,139,014.39	0.00	36,357.81	17,102,656.58	71.26%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		17,139,014.39	6,890,000.00	6,960,935.48	6,960,935.48	6,960,935.48	0.00	17,139,014.39	0.00	36,357.81	17,102,656.58

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/12/22	0.00	368.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	407000163	07/10/20	0.00	0.00	17,102,656.58	0.00	0.00	658.00	0.00	0.00	13,733,675.05
		06/12/20	0.00	0.00	17,101,998.58	0.00	108.90	0.00	0.00	0.00
		04/10/20	0.00	0.00	17,101,889.68	0.00	0.00	90.00	0.00	0.00
		02/12/20	0.00	0.00	17,101,799.68	0.00	0.00	1,455.00	0.00	0.00
		01/10/20	0.00	0.00	17,100,344.68	0.00	0.00	89.01	0.00	0.00
		11/13/19	0.00	0.00	17,100,255.67	0.00	(40,943.56)	0.00	0.00	0.00
		03/12/19	0.00	0.00	17,141,199.23	0.00	(1,502.27)	0.00	0.00	0.00
		02/12/19	0.00	0.00	17,142,701.50	0.00	27,000.00	0.00	0.00	0.00
		01/11/19	0.00	0.00	17,115,701.50	0.00	(23,312.89)	(526.00)	0.00	0.00
		12/12/18	0.00	0.00	17,139,540.39	0.00	0.00	526.00	0.00	0.00
		10/15/18	0.00	0.00	17,139,014.39	0.00	0.00	17,139,014.39	0.00	(3,407,631.35)
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	368.38	17,102,656.58	0.00	(38,649.82)	17,141,306.40	0.00	(3,407,631.35)	13,733,675.05

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	0.00	0.00	1,385.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	1,385.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		1,385.56

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

		Supplemental Notes
Exchange of Exchangeable Certificates--January 2016

In January 2016 an exchange of exchangeable certificates took effect in which $95,356,000.00 of Class PEZ was exchanged for $49,888,000.00 of Class A-M, $29,681,000.00 of Class B, and $15,787,000.00 of Class C.

Current Month Disclosable Special Servicer Fees
Special Servicer Compensation (CREFC)	656100115	$1,386

© 2021 Computershare. All rights reserved. Confidential.			Page 28 of 28